Other disclosures - Related party transactions - Executive directors ESOP - Remaining term (Details)	Dec. 31, 2018 EquityInstruments Y	Dec. 31, 2017 EquityInstruments Y	Dec. 31, 2016 EquityInstruments Y	Dec. 31, 2015 EquityInstruments
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	3,536,651	2,862,216	2,293,636	1,752,926
Remaining term	7.82	8.03	8.09
Tim Van Hauwermeiren | 5.0 years | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Remaining term	5.0
Tim Van Hauwermeiren | 6.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	65,000
Remaining term	6.0
Tim Van Hauwermeiren | 7.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	30,600
Remaining term	7.0
Tim Van Hauwermeiren | 7.5 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	50,000
Remaining term	7.5
Tim Van Hauwermeiren | 8.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	30,600
Remaining term	8.0
Tim Van Hauwermeiren | 9.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	80,000
Remaining term	9.0
Tim Van Hauwermeiren | 10.0 years | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Remaining term	10.0
Tim Van Hauwermeiren | 5.0 / 10.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | EquityInstruments	80,000